EMPLOYEE BENEFIT PLANS - Narrative (Detail)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 13, 2018 USD ($) contract	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accrued pension cost						$ (616,000,000)	$ (763,000,000)
Aggregate PBO/accumulated benefit obligation ("ABO") for plans with PBOs/ABOs in excess of their assets						3,455,000,000	2,839,000,000
Aggregate fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets						3,442,000,000	2,679,000,000
Estimated net actuarial (gain) loss expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year						119,000,000
Estimated prior service (credit) expected to be reclassified from AOCI and recognized as components of net periodic benefit cost over the next year						24,000
Decrease in benefits expense due to change in measurement approach							76,000,000
Post-retirement benefits payments, net of employee contribution						37,100,000	37,000,000
Effect of 1.0% increase in healthcare cost trend rate assumption on accumulated post-retirement benefits obligation						339,000
Effect of 1.0% increase in healthcare cost trend rate assumption on service and interest cost						339,000
Effect of 1.0% decrease in healthcare cost trend rate assumption on accumulated post-retirement benefits obligation						(293,000)
Effect of 1.0% decrease in healthcare cost trend rate assumption on service and interest cost						(293,000)
Post-Employment medical and life insurance coverage						11,000,000	13,000,000
Routine lump-sum distributions		$ 12,000,000
Remeasurement loss on plan assets and obligation		4,000,000
AXA Equitable Life QP
Defined Benefit Plan Disclosure [Line Items]
Benefit payments						6,000,000	7,000,000
Maximum | AXA Equitable Executive Survivor Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Post-retirement life insurance benefits						25,000,000
Net Postretirement Benefits Costs
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial (gain) loss expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year						8,000,000
Estimated prior service (credit) expected to be reclassified from AOCI and recognized as components of net periodic benefit cost over the next year						7,000,000
Benefit payments						$ (38,000,000)	$ (37,000,000)
Net Postretirement Benefits Costs | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate						3.52%	4.01%
Net Periodic Pension Expense
Defined Benefit Plan Disclosure [Line Items]
Discount rate								4.00%
Routine lump-sum distributions						$ 201,000,000	$ 204,000,000
Net Periodic Pension Expense | AXA Equitable Life QP
Defined Benefit Plan Disclosure [Line Items]
Discount rate								3.98%
Increase in net unfunded PBO								$ 4,000,000
Net Periodic Pension Expense | AXA Equitable Excess Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate								3.86%
Increase in net unfunded PBO								$ 5,000,000
Net Periodic Pension Expense | AXA Equitable Life QP
Defined Benefit Plan Disclosure [Line Items]
Discount rate						3.40%	3.81%
Qualified Plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Assets classification percentage of plan asset						29.70%	31.90%
Qualified Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Assets classification percentage of plan asset						51.50%	51.00%
Qualified Plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Assets classification percentage of plan asset						0.10%	0.20%
Qualified Plan | Net Postretirement Benefits Costs | AXA Equitable 401(k) Plan
Defined Benefit Plan Disclosure [Line Items]
Expenses recognized		6,000,000	$ 6,000,000	$ 21,000,000	$ 19,000,000	$ 28,000,000	$ 28,000,000	$ 27,000,000
Qualified Plan | Net Periodic Pension Expense | Profit Sharing Plan for Employees Of AB | AB
Defined Benefit Plan Disclosure [Line Items]
Cash contribution				5,000,000		4,000,000
Estimated contribution for 2018						5,000,000
Minimum contribution required to be made in 2018		$ 0		$ 0		$ 0
Qualified Plan | Net Periodic Pension Expense | MONY Life Retirement Income Security Plan for Employees and the AXA Equitable QP
Defined Benefit Plan Disclosure [Line Items]
Number of single premium, non-participating group annuity contracts purchased | contract	2
Plans' obligations to retirees transferred	$ 254,000,000
Plans' obligations to retirees transferred (as a percent)	10.00%
Pre-tax settlement loss	$ 100,000,000
Qualified Plan | Net Periodic Pension Expense | Long-duration bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, assets target allocation, Percentage						50.00%
Qualified Plan | Net Periodic Pension Expense | Return-seeking assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, assets target allocation, Percentage						50.00%